Black-Scholes Option Pricing Model to Estimate Fair Value of Stock Options Granted (Detail)	9 Months Ended			12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Assumed forfeiture rate (annual %)	5.00%	5.00%	5.00%	5.00%	8.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Weighted-average assumed stock price volatility	54.00%	63.50%	63.50%	59.10%	63.50%
Weighted-average risk-free rate	1.90%	1.10%	1.01%	1.46%	1.15%
Weighted-average expected life (years)	6 years 4 months 17 days	6 years 3 months	6 years 3 months 11 days	6 years 3 months 18 days	6 years 3 months 4 days